Commitments and Contingencies (Details) - Schedule of Activity Period Relating to the Company's Warranty Provision - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of Activity Period Relating to the Company's Warranty Provision [Line Items]
Warranty provision, beginning of period	$ 3,981	$ 2,281	$ 1,652	$ 1,816
Warranty provision, end of period	4,021	3,981	2,281	1,652
Warranty provision, current	605	767	600	497
Warranty provision, noncurrent	3,416	3,214	1,681	1,155
Warranty liability from Business Combination	0	1,943
Accruals for new warranties issued	2,100	1,492	1,516	607
Settlements	$ (2,060)	$ (1,735)	$ (887)	$ (771)